Condensed Consolidated Balance Sheets Components - Other Non-current Assets (Q2) (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Strategic agreement contra-revenue asset		$ 308,864	$ 0
Prepaid expenses		207,771	145,424		$ 51,193
Strategic investments		117,220	102,220	$ 50,000	42,087
Equity method investment		56,947	0
Notes receivable		56,862	107,597
Escrow funds		0	336,055		0
Other non-current assets		176,613	29,616		17,478
Total other non-current assets	[1]	$ 924,277	$ 720,912		$ 110,758

[1]	Refer to Note 14—Related-Party Transactions for further information on related party arrangements.